Income Taxes - Effective Income Tax Reconciliation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. Federal Statutory Rate			21.00%	21.00%	21.00%
Effect of:
Foreign income taxed at different rates			(5.10%)	(2.30%)	(4.20%)
U.S. tax on foreign activities			2.00%	1.30%	0.80%
State and local income taxes, net of federal benefit			0.90%	(1.30%)	(0.80%)
Goodwill impairment			1.80%	0.00%	0.00%
Foreign derived intangible income benefit			0.00%	0.00%	(3.90%)
Other reconciling items, net			(0.40%)	0.60%	0.20%
Effective tax rate	19.80%	18.20%	20.20%	19.30%	13.10%